Schedule of Investments (unaudited)	iShares® U.S. Aerospace & Defense ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.1%
AAR Corp.(a)	290,699	$11,345,982
Aerojet Rocketdyne Holdings Inc.	652,726	30,521,468
Aerovironment Inc.(a)(b)	201,171	12,478,637
Astra Space Inc.(a)(b)	1,094,410	7,584,261
Axon Enterprise Inc.(a)	572,595	89,897,415
Boeing Co. (The)(a)	2,215,801	446,085,057
BWX Technologies Inc.	803,810	38,486,423
Curtiss-Wright Corp.	342,085	47,436,927
General Dynamics Corp.	554,639	115,625,592
HEICO Corp.(b)	293,813	42,373,711
HEICO Corp., Class A	518,632	66,654,585
Hexcel Corp.(a)	731,429	37,888,022
Howmet Aerospace Inc.(b)	3,352,194	106,700,335
Huntington Ingalls Industries Inc.	349,270	65,222,680
Kaman Corp.	242,810	10,477,251
Kratos Defense & Security Solutions Inc.(a)(b)	1,080,969	20,970,799
L3Harris Technologies Inc.	514,360	109,682,126
Lockheed Martin Corp.	372,900	132,532,389
Maxar Technologies Inc.(b)	633,503	18,707,344
Mercury Systems Inc.(a)(b)	493,874	27,192,702
Moog Inc., Class A	255,244	20,667,107
National Presto Industries Inc.	44,193	3,625,152
Northrop Grumman Corp.	305,993	118,440,710
PAE Inc.(a)(b)	543,934	5,401,265
Parsons Corp.(a)(b)	231,797	7,799,969
Raytheon Technologies Corp.	6,003,391	516,651,829
Spirit AeroSystems Holdings Inc., Class A(b)	915,843	39,463,675
Textron Inc.(b)	1,483,344	114,514,157
TransDigm Group Inc.(a)	181,857	115,711,972
Triumph Group Inc.(a)	563,311	10,438,153
Virgin Galactic Holdings Inc.(a)(b)	1,552,137	20,767,593
		2,411,345,288

Security	Shares	Value

Industrial Machinery — 2.1%
RBC Bearings Inc.(a)(b)	251,719	$50,839,687

Leisure Products — 0.7%
Smith & Wesson Brands Inc.	418,961	7,457,506
Sturm Ruger & Co. Inc.	153,418	10,435,492
		17,892,998

Total Common Stocks — 99.9%
(Cost: $2,436,289,326)		2,480,077,973

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	39,086,319	39,098,045
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,510,000	3,510,000
		42,608,045
Total Short -Term Investments — 1.7%
(Cost: $42,591,499)		42,608,045

Total Investments in Securities — 101.6%
(Cost: $2,478,880,825)		2,522,686,018

Other Assets, Less Liabilities — (1.6)%		(39,615,671)

Net Assets — 100.0%		$2,483,070,347

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,365,314	$—	$(12,251,433	)(a)	$22,535	$(38,371)	$39,098,045	39,086,319	$136,737	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,820,000	—	(310,000	)(a)	—	—	3,510,000	3,510,000	164		—
					$22,535	$(38,371)	$42,608,045		$136,901		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Aerospace & Defense ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAI Industrial Index	28	03/18/22	$2,979	$32,702

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,480,077,973	$—	$—	$2,480,077,973
Money Market Funds	42,608,045	—	—	42,608,045
	$2,522,686,018	$—	$—	$2,522,686,018
Derivative financial instruments(a)
Assets
Futures Contracts	$32,702	$—	$—	$32,702

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2